Deposit Liabilities (Schedule Of Deposit Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Deposits [Abstract]
Noninterest-bearing deposit liabilities	$ 89	$ 64
Interest-bearing Deposit Liabilities, by Component [Abstract]
Deposits, Savings Deposits	36,386	26,769
Time Deposits	29,774	31,051
Deposits, Retail	229	319
Total deposit liabilities	66,478	58,203
Time Deposits, $100,000 or More, Domestic	11,500	13,000
Time Deposits, $250,000 or More, Domestic	$ 3,200	$ 3,700